Parent Company Information (Parent Company Condensed Statement of Income) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company [Member] KRW	Dec. 31, 2009 Parent Company [Member] KRW	Dec. 31, 2010 Banking Subsidiaries [Member] KRW	Dec. 31, 2009 Banking Subsidiaries [Member] KRW	Dec. 31, 2010 Nonbanking Subsidiaries [Member] KRW	Dec. 31, 2009 Nonbanking Subsidiaries [Member] KRW
Dividends from subsidiaries							95,305,000,000			98,200,000,000
Interest from subsidiaries					35,200,000,000	19,244,000,000
Other income					3,257,000,000	1,041,000,000
Total income					133,762,000,000	118,485,000,000
Interest expense	6,165,349,000	6,970,544,000,000	8,231,429,000,000	9,359,653,000,000	53,431,000,000	55,556,000,000
Noninterest expense	5,438,684,000	6,148,976,000,000	5,742,091,000,000	5,320,829,000,000	37,374,000,000	45,940,000,000
Total expense					90,805,000,000	101,496,000,000
Income before income taxes and equity in undistributed earnings of subsidiaries					42,957,000,000	16,989,000,000
Income tax benefit	(268,980,000)	(304,108,000,000)	(207,484,000,000)	(453,847,000,000)	(367,000,000)	(229,000,000)
Income before equity in undistributed earnings of subsidiaries					43,324,000,000	17,218,000,000
Equity in undistributed earnings (losses) of subsidiaries					631,439,000,000	(703,423,000,000)	(695,837,000,000)	714,773,000,000	64,398,000,000	(11,350,000,000)
Total equity in undistributed earnings (losses) of subsidiaries					(631,439,000,000)	703,423,000,000
Net income(loss)	$ (520,180,000)	(588,115,000,000)	720,641,000,000	1,325,964,000,000	(588,115,000,000)	720,641,000,000